Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
The following is a summary of property and equipment, net:

	December 31, 2024	December 31, 2025
	RMB in thousands
Servers and computers	3,406,915	3,849,135
Leasehold improvements	222,925	218,490
Others	64,799	53,916

Total	3,694,639	4,121,541
Less: accumulated depreciation	(3,105,412)	(3,426,436)

Net book value	589,227	695,105